Regulatory Matters and Restrictions on Dividends - Summary of Company's and Wilson Banks Actual Capital Amounts and Ratios (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Total capital to risk weighted assets:
Total capital to risk weighted assets actual amount	$ 326,099	$ 291,395
Total capital to risk weighted assets actual ratio (as a percent)	14.10%	14.20%
Total capital to risk weighted assets regulatory minimum capital requirement amount	$ 227,974	$ 189,658
Total capital to risk weighted assets regulatory minimum capital requirement ratio (as a percent)	9.875%	9.25%
Total capital to risk weighted assets regulatory minimum to be well capitalized amount	$ 230,860	$ 205,036
Total capital to risk weighted assets regulatory minimum to be well capitalized ratio (as a percent)	10.00%	10.00%
Tier 1 capital to risk weighted assets:
Tier 1 capital to risk weighted assets actual amount	$ 298,566	$ 267,159
Tier 1 capital to risk weighted assets actual ratio (as a percent)	12.90%	13.00%
Tier 1 capital to risk weighted assets regulatory minimum capital requirement amount	$ 181,802	$ 148,651
Tier 1 capital to risk weighted assets regulatory minimum capital requirement ratio (as a percent)	7.875%	7.25%
Tier 1 capital to risk weighted assets regulatory minimum to be well capitalized amount	$ 138,516	$ 123,021
Tier 1 capital to risk weighted assets regulatory minimum to be well capitalized ratio (as a percent)	6.00%	6.00%
Common equity Tier 1 capital to risk weighted assets:
Common equity Tier 1 capital to risk weighted assets actual amount	$ 298,566	$ 267,159
Common equity Tier 1 capital to risk weighted assets actual ratio (as a percent)	12.90%	13.00%
Common equity Tier 1 capital to risk weighted assets regulatory minimum capital requirement amount	$ 147,173	$ 117,895
Common equity Tier 1 capital to risk weighted assets regulatory minimum capital requirement ratio (as a percent)	6.375%	5.75%
Tier 1 capital to average assets:
Tier 1 capital to average assets actual amount	$ 298,566	$ 267,159
Tier 1 capital to average assets actual ratio (as a percent)	12.30%	11.90%
Tier 1 capital to average assets regulatory minimum capital requirement amount	$ 97,022	$ 90,110
Tier 1 capital to average assets regulatory minimum capital requirement ratio (as a percent)	4.00%	4.00%
Wilson Bank Holding Company
Total capital to risk weighted assets:
Total capital to risk weighted assets actual amount	$ 323,852	$ 289,824
Total capital to risk weighted assets actual ratio (as a percent)	14.00%	14.10%
Total capital to risk weighted assets regulatory minimum capital requirement amount	$ 227,915	$ 189,618
Total capital to risk weighted assets regulatory minimum capital requirement ratio (as a percent)	9.875%	9.25%
Total capital to risk weighted assets regulatory minimum to be well capitalized amount	$ 230,800	$ 204,992
Total capital to risk weighted assets regulatory minimum to be well capitalized ratio (as a percent)	10.00%	10.00%
Tier 1 capital to risk weighted assets:
Tier 1 capital to risk weighted assets actual amount	$ 296,319	$ 265,588
Tier 1 capital to risk weighted assets actual ratio (as a percent)	12.80%	13.00%
Tier 1 capital to risk weighted assets regulatory minimum capital requirement amount	$ 181,756	$ 148,619
Tier 1 capital to risk weighted assets regulatory minimum capital requirement ratio (as a percent)	7.875%	7.25%
Tier 1 capital to risk weighted assets regulatory minimum to be well capitalized amount	$ 184,641	$ 163,994
Tier 1 capital to risk weighted assets regulatory minimum to be well capitalized ratio (as a percent)	8.00%	8.00%
Common equity Tier 1 capital to risk weighted assets:
Common equity Tier 1 capital to risk weighted assets actual amount	$ 296,319	$ 265,588
Common equity Tier 1 capital to risk weighted assets actual ratio (as a percent)	12.80%	13.00%
Common equity Tier 1 capital to risk weighted assets regulatory minimum capital requirement amount	$ 147,136	$ 117,871
Common equity Tier 1 capital to risk weighted assets regulatory minimum capital requirement ratio (as a percent)	6.375%	5.75%
Common equity Tier 1 capital to risk weighted assets regulatory minimum to be well capitalized amount	$ 150,021	$ 133,245
Common equity Tier 1 capital to risk weighted assets regulatory minimum to be well capitalized ratio (as a percent)	6.50%	6.50%
Tier 1 capital to average assets:
Tier 1 capital to average assets actual amount	$ 296,319	$ 265,588
Tier 1 capital to average assets actual ratio (as a percent)	11.90%	11.50%
Tier 1 capital to average assets regulatory minimum capital requirement amount	$ 99,373	$ 92,062
Tier 1 capital to average assets regulatory minimum capital requirement ratio (as a percent)	4.00%	4.00%
Tier 1 capital to average assets regulatory minimum to be well capitalized amount	$ 124,217	$ 115,078
Tier 1 capital to average assets regulatory minimum to be well capitalized ratio (as a percent)	5.00%	5.00%